Mortgage Servicing - Summary of Activity in Carrying Value of Amortization Method Servicing Assets (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Additions recognized in connect with business acquisitions				$ 0				$ 69,287
Estimated fair value at end of year		$ 787,344		93,901		$ 116,029
Mortgage Servicing Rights - Amortized Costs [Member]
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Beginning balance		1,820,091	$ 1,953,352	1,953,352		678,937		293,152
Fair value election - transfer to MSRs carried at fair value	[1]	(787,142)	0
Additions recognized in connection with business acquisitions		0	20,378
Additions recognized in connect with business acquisitions		10,055	19,338
Additions recognized on the sale of mortgage loans		27,791	50,480	63,310		74,784		0
Sales		(591,605)	(137)	(137)	[2]	(28,403)	[2]	0	[2]
Servicing transfers and adjustments		0	(518)	(1,763)		(8,883)		(4)
Servicing asset at amortized value gross		479,190	2,042,893
Amortization		(88,188)	(186,075)	(250,375)		(283,244)		(74,171)
Change in valuation allowance		25,051	0	0		2,375		(88)
Ending balance		365,951	1,856,818	1,820,091		1,953,352		678,937
Estimated fair value at end of year		$ 404,533	$ 2,364,393	2,237,703		2,441,719		743,830
Ocwen Structured Investments, LLC (OSI) [Member] | Mortgage Servicing Rights - Amortized Costs [Member]
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Additions recognized in connect with business acquisitions				9,008		0		0
Rescap Acquisition [Member] | Mortgage Servicing Rights - Amortized Costs [Member]
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Additions recognized in connect with business acquisitions				11,370		389,944		0
Liberty Acquisition [Member] | Mortgage Servicing Rights - Amortized Costs [Member]
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Additions recognized in connect with business acquisitions				0		2,840		0
Homeward [Member] | Mortgage Servicing Rights - Amortized Costs [Member]
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Additions recognized in connect with business acquisitions				0		0		278,069
Ally MSR Transaction [Member] | Mortgage Servicing Rights - Amortized Costs [Member]
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Additions recognized in connect with business acquisitions				0		683,787		0
OneWest MSR Transaction [Member] | Mortgage Servicing Rights - Amortized Costs [Member]
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Additions recognized in connect with business acquisitions	[3]			14,408		398,804		0
Greenpoint MSR Transaction [Member] | Mortgage Servicing Rights - Amortized Costs [Member]
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Additions recognized in connect with business acquisitions	[4]			3,690		33,647		0
Saxon [Member] | Mortgage Servicing Rights - Amortized Costs [Member]
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Additions recognized in connect with business acquisitions				0		0		77,881
JP Morgan Chase Bank [Member] | Mortgage Servicing Rights - Amortized Costs [Member]
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Additions recognized in connect with business acquisitions				0		0		23,445
Bank Of America [Member] | Mortgage Servicing Rights - Amortized Costs [Member]
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Additions recognized in connect with business acquisitions				0		0		64,569
Other [Member] | Mortgage Servicing Rights - Amortized Costs [Member]
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Additions recognized in connect with business acquisitions				$ 17,228		$ 8,764		$ 16,084

[1]	Effective January 1, 2015, we elected fair value accounting for a newly-created class of non-Agency MSRs, which were previously accounted for using the amortization method. This irrevocable election applies to all subsequently acquired or originated servicing assets and liabilities that have characteristics consistent with this class. We recorded a cumulative-effect adjustment of $52.0 million (before deferred income taxes of $9.2 million) to retained earnings as of January 1, 2015 to reflect the excess of the fair value of these MSRs over their carrying amount. At December 31, 2014, the UPB of the loans related to the non-Agency MSRs for which the fair value election was made was $195.3 billion.
[2]	Cash proceeds from the 2013 sale were $34.8 million. These MSRs were sold with subservicing retained. The gain on the sale of $5.1 million has been deferred and will be recognized in earnings over the life of the subservicing contract.
[3]	The OneWest MSR Transaction closed in stages, and the majority of loans were boarded onto our primary servicing platform as of December 31, 2013. MSRs acquired in the final closing of the OneWest MSR Transaction in 2014 relate to mortgage loans with a UPB of $1.1 billion and related servicing advances of $34.3 million. Total UPB and related servicing advances acquired in the OneWest MSR Transaction were $70.1 billion and $2.1 billion, respectively. No operations or other assets were purchased in the transaction. As part of the OneWest MSR Transaction, both the seller and OLS have agreed to indemnification provisions for the benefit of the other party.
[4]	The MSRs acquired in 2014 relate to mortgage loans with a UPB of $948.9 million and related servicing advances of $47.6 million. Total UPB and related servicing advances acquired were $7.3 billion and $469.7 million, respectively.